Document and Entity Information	Apr. 14, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 14, 2020
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 14, 2020
Document Effective Date	Apr. 14, 2020
Prospectus Date	Aug. 01, 2019
Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares
Prospectus:
Trading Symbol	MDCEX